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                            MFS INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        December 3, 2002



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza

450 Fifth Street, NW
Washington, DC  20549

     Re: MFS(R) Series Trust X (the "Trust") (File Nos. 33-1657 and 811-4492) on Behalf of MFS(R) International Equity Fund (formerly MFS(R)
          International ADR Fund), MFS(R) Global Value Fund (formerly MFS(R) Global Conservative Equity Fund), MFS(R) International Core Equity Fund, MFS(R) Government Mortgage Fund, MFS(R) Strategic Value Fund, MFS(R) Emerging Markets Debt Fund, MFS(R) European Equity Fund and MFS(R) New Endeavor Fund (the "Funds")

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 43 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on November 27, 2002.

         Please call the undersigned or Claudia Murphy at (617) 954-5842 or
(800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        JOHN D. NORBERG
                                        John D. Norberg
                                        Counsel

JDN/bjn